Summary of Material Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Deferred tax assets	$ 231	$ 743	$ 188
Increase (decrease) in deferred tax liability (asset)	$ (8)
Minimum
Disclosure of changes in accounting estimates [line items]
Useful life (in years)	3 years
Maximum
Disclosure of changes in accounting estimates [line items]
Useful life (in years)	10 years